Quarterly Holdings Report
for
Fidelity® MSCI Real Estate Index ETF
October 31, 2021
T16-NPRT1-1221
1.9862677.106

Schedule of Investments October 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – 93.5%
Diversified REITs – 3.1%
Alexander & Baldwin, Inc.	99,845	$ 2,449,198
American Assets Trust, Inc.	69,678	2,635,919
Armada Hoffler Properties, Inc.	83,299	1,142,029
Broadstone Net Lease, Inc.	198,515	5,278,514
DigitalBridge Group, Inc. (a)	656,397	4,397,860
Empire State Realty Trust, Inc. Class A	194,766	1,885,335
Essential Properties Realty Trust, Inc.	165,721	4,936,829
Gladstone Commercial Corp.	51,555	1,126,992
Global Net Lease, Inc.	108,033	1,730,689
iStar, Inc.	102,543	2,588,185
One Liberty Properties, Inc.	28,556	892,660
PS Business Parks, Inc.	27,347	4,859,562
STORE Capital Corp.	318,469	10,933,041
Washington Real Estate Investment Trust	105,326	2,670,014
WP Carey, Inc.	226,425	17,459,632
		64,986,459
Health Care REITs – 7.5%
CareTrust REIT, Inc.	131,623	2,731,177
Community Healthcare Trust, Inc.	38,632	1,848,155
Diversified Healthcare Trust	307,190	1,118,172
Global Medical REIT, Inc.	96,355	1,597,566
Healthcare Realty Trust, Inc.	171,904	5,683,146
Healthcare Trust of America, Inc. Class A	277,221	9,256,409
Healthpeak Properties, Inc.	690,018	24,502,539
LTC Properties, Inc.	38,777	1,235,435
Medical Properties Trust, Inc.	768,809	16,398,696
National Health Investors, Inc.	51,197	2,753,375
Omega Healthcare Investors, Inc.	301,020	8,837,947
Physicians Realty Trust	258,510	4,914,275
Sabra Health Care REIT, Inc.	281,290	3,980,254
Universal Health Realty Income Trust	15,085	859,392
Ventas, Inc.	509,397	27,186,518
Welltower, Inc.	542,760	43,637,904
		156,540,960
Hotel & Resort REITs – 2.5%
Apple Hospitality REIT, Inc.	282,827	4,443,212
Chatham Lodging Trust (a)	75,695	960,569
DiamondRock Hospitality Co. (a)	283,698	2,564,630
Host Hotels & Resorts, Inc. (a)	925,318	15,573,102
Park Hotels & Resorts, Inc. (a)	314,040	5,819,161
Pebblebrook Hotel Trust	180,300	4,049,538
RLJ Lodging Trust	226,065	3,259,857
Ryman Hospitality Properties, Inc. (a)	69,840	5,974,114
Service Properties Trust	216,918	2,336,207
Summit Hotel Properties, Inc. (a)	154,735	1,547,350
Sunstone Hotel Investors, Inc. (a)	285,185	3,519,183

	Shares	Value

Xenia Hotels & Resorts, Inc. (a)	157,950	$ 2,811,510
		52,858,433
Industrial REITs – 11.3%
Americold Realty Trust	331,469	9,768,391
Duke Realty Corp.	489,490	27,528,918
EastGroup Properties, Inc.	52,424	10,368,419
First Industrial Realty Trust, Inc.	166,285	9,682,776
Industrial Logistics Properties Trust	85,936	2,413,942
Lexington Realty Trust	354,870	5,170,456
Monmouth Real Estate Investment Corp. Class A	126,653	2,387,409
Prologis, Inc.	964,362	139,793,915
Rexford Industrial Realty, Inc.	183,389	12,323,741
STAG Industrial, Inc.	213,946	9,313,069
Terreno Realty Corp.	91,902	6,720,793
		235,471,829
Office REITs – 7.4%
Alexandria Real Estate Equities, Inc.	184,047	37,571,355
Boston Properties, Inc.	192,169	21,838,085
Brandywine Realty Trust	205,286	2,720,039
City Office REIT, Inc.	66,943	1,269,909
Columbia Property Trust, Inc.	147,332	2,824,354
Corporate Office Properties Trust	133,760	3,627,571
Cousins Properties, Inc.	197,561	7,825,391
Douglas Emmett, Inc.	223,038	7,288,882
Easterly Government Properties, Inc.	105,923	2,227,561
Equity Commonwealth (a)	155,631	4,035,512
Franklin Street Properties Corp.	115,385	519,233
Highwoods Properties, Inc.	133,369	5,980,266
Hudson Pacific Properties, Inc.	196,398	5,057,248
JBG SMITH Properties	153,474	4,429,260
Kilroy Realty Corp.	137,974	9,296,688
Mack-Cali Realty Corp. (a)	83,195	1,513,317
Office Properties Income Trust	63,670	1,631,225
Paramount Group, Inc.	221,587	1,879,058
Piedmont Office Realty Trust, Inc. Class A	151,975	2,699,076
SL Green Realty Corp.	88,832	6,224,458
VEREIT, Inc.	297,213	14,949,814
Vornado Realty Trust	205,549	8,762,554
		154,170,856
Residential REITs – 14.8%
American Campus Communities, Inc.	176,616	9,487,812
American Homes 4 Rent Class A	382,280	15,520,568
Apartment Income REIT Corp.	208,644	11,185,405
Apartment Investment and Management Co. Class A	180,472	1,367,978
AvalonBay Communities, Inc.	181,022	42,844,287
Camden Property Trust	128,265	20,920,022
Centerspace	17,493	1,770,991
Equity Lifestyle Properties, Inc.	225,191	19,030,891

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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Residential REITs – continued
Equity Residential	462,188	$ 39,933,043
Essex Property Trust, Inc.	84,437	28,702,669
Independence Realty Trust, Inc.	153,011	3,615,650
Invitation Homes, Inc.	745,314	30,744,203
Mid-America Apartment Communities, Inc.	149,384	30,505,707
NexPoint Residential Trust, Inc.	30,764	2,178,707
Sun Communities, Inc.	147,931	28,991,517
UDR, Inc.	388,982	21,600,170
UMH Properties, Inc.	77,261	1,849,628
		310,249,248
Retail REITs – 9.9%
Acadia Realty Trust	117,496	2,512,064
Agree Realty Corp.	83,520	5,934,931
Alexander's, Inc.	2,470	688,587
American Finance Trust, Inc.	141,261	1,169,641
Brixmor Property Group, Inc.	389,022	9,118,676
Federal Realty Investment Trust	91,511	11,013,349
Getty Realty Corp.	46,327	1,488,023
Kimco Realty Corp.	762,205	17,225,833
Kite Realty Group Trust	286,924	5,824,557
National Retail Properties, Inc.	223,931	10,157,510
NETSTREIT Corp.	75,099	1,820,400
Realty Income Corp.	504,930	36,067,150
Regency Centers Corp.	201,703	14,201,908
Retail Opportunity Investments Corp.	157,589	2,800,357
RPT Realty	119,571	1,589,099
Saul Centers, Inc.	18,512	858,957
Seritage Growth Properties, Class A (a)	51,426	791,960
Simon Property Group, Inc.	428,626	62,827,999
SITE Centers Corp.	222,422	3,534,286
Spirit Realty Capital, Inc.	148,319	7,257,249
Tanger Factory Outlet Centers, Inc.	135,674	2,279,323
The Macerich Co.	268,805	4,862,682
Urban Edge Properties	159,223	2,791,179
Urstadt Biddle Properties, Inc. Class A	50,153	985,005
		207,800,725
Specialized REITs – 37.0%
American Tower Corp.	592,063	166,944,004
CatchMark Timber Trust, Inc. Class A	69,326	593,431
CoreSite Realty Corp.	55,564	7,915,647
Crown Castle International Corp.	561,845	101,300,654
CubeSmart	268,263	14,757,148
CyrusOne, Inc.	160,161	13,136,405
Digital Realty Trust, Inc.	366,206	57,790,969
EPR Properties	99,069	4,974,255

		Shares	Value

Equinix, Inc.		116,545	$ 97,556,323
Extra Space Storage, Inc.		174,967	34,533,237
Four Corners Property Trust, Inc.		96,521	2,799,109
Gaming and Leisure Properties, Inc.		287,365	13,934,329
Iron Mountain, Inc.		375,890	17,155,620
Lamar Advertising Co. Class A		114,307	12,939,552
Life Storage, Inc.		101,051	13,521,634
MGM Growth Properties LLC Class A		203,896	8,029,425
National Storage Affiliates Trust		119,546	7,466,843
Outfront Media, Inc.		196,061	4,879,958
PotlatchDeltic Corp.		91,542	4,784,900
Public Storage		205,596	68,294,879
Rayonier, Inc.		184,182	6,875,514
Safehold, Inc.		22,747	1,699,201
SBA Communications Corp.		142,470	49,199,165
The Geo Group, Inc.		122,311	1,000,504
Uniti Group, Inc.		306,450	4,385,300
VICI Properties, Inc.		810,687	23,793,663
Weyerhaeuser Co.		975,374	34,840,359
			775,102,028
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	1,957,180,538
REAL ESTATE MANAGEMENT & DEVELOPMENT – 6.4%
Diversified Real Estate Activities – 0.2%
Five Point Holdings LLC Class A (a)		104,306	767,692
Tejon Ranch Co. (a)		27,915	508,332
The RMR Group, Inc. Class A		24,937	867,558
The St. Joe Co.		46,389	2,181,211
			4,324,793
Interactive Media & Services – 0.4%
Zillow Group, Inc. Class A (a)		76,052	8,040,217
Real Estate Development – 0.3%
Forestar Group, Inc. (a)		42,846	838,496
The Howard Hughes Corp. (a)		53,014	4,619,110
			5,457,606
Real Estate Operating Companies – 0.2%
FRP Holdings, Inc. (a)		11,921	681,881
Kennedy-Wilson Holdings, Inc.		146,329	3,273,380
			3,955,261
Real Estate Services – 5.3%
CBRE Group, Inc. Class A (a)		439,597	45,753,256
Cushman & Wakefield PLC (a)		165,626	3,045,862
eXp World Holdings, Inc.		89,016	4,593,226
Jones Lang LaSalle, Inc. (a)		67,294	17,377,330
Marcus & Millichap, Inc. (a)		36,363	1,712,697
Newmark Group, Inc. Class A		236,185	3,514,433
Opendoor Technologies, Inc. (a)		154,854	3,671,588
RE/MAX Holdings, Inc. Class A		20,561	654,045
Realogy Holdings Corp. (a)		153,354	2,656,091
Redfin Corp. (a)		125,816	6,459,394

Quarterly Report	3

Common Stocks – continued
		Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Services – continued
Zillow Group, Inc. Class C (a)		214,697	$ 22,249,050
			111,686,972
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT	133,464,849
TOTAL COMMON STOCKS (Cost $1,700,629,554)			2,090,645,387
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $3,731,000)		3,731,000	3,731,000
TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $1,704,360,554)	2,094,376,387
NET OTHER ASSETS (LIABILITIES) (c) – (0.1%)	(2,780,550)
NET ASSETS – 100.0%	$2,091,595,837

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $126,500 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Dow Jones U.S. Real Estate Index Future Contracts (United States)	55	December 2021	$2,338,050	$104,878	$104,878
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last
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Schedule of Investments (Unaudited)–continued
available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	5

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
6	Quarterly Report